Long-term Investments (Narrative of cost method investment) (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 Internet service company, Investee E [Member]	Dec. 31, 2012 Internet service company, Investee E [Member]	Dec. 31, 2011 Internet service company, Investee E [Member]		Dec. 31, 2012 Internet service company, Investee F [Member]	Dec. 31, 2011 Internet service company, Investee F [Member]		Dec. 31, 2012 Internet service company, Investee G [Member]	Dec. 31, 2011 Internet service company, Investee G [Member]		Dec. 31, 2012 Internet service company, Investee H [Member]	Dec. 31, 2011 Internet service company, Investee H [Member]		Aug. 31, 2011 Internet service company, Investee H [Member]
Schedule of Cost-method Investments [Line Items]
Ownership percentage					8.04%	18.00%		3.33%			10.00%			1.70%
Aggregate purchase price					$ 3,191,000 [1]	$ 5,500,000	[1]	$ 1,500,000 [2]	$ 0	[2]	$ 1,575,000 [2]	$ 0	[2]	$ 1,379,000 [3]	$ 929,000	[3]
Cash dividend received	313,000	0	0	313,000
Aggregate price of shares sold					4,020,000
Gain (Loss) on disposal of long-term investments	4,766,000	0			2,024,000
Aggregate amount of capital commitment																	3,000,000
Other than temporary impairment loss	$ 761,000	$ 666,000	$ 0		$ 0			$ 0			$ 0			$ 0

[1]	In October 2011, the Group entered into a share purchase agreement with Investee E to purchase its 18% ordinary shares for an aggregate purchase price of $5,500. The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities. In May 2012, the Group received cash dividend of $313 which was attributable to the period before the investment and was treated as a reduction of the investment cost. During 2012, the Group sold part of its equity share for an aggregate price of $4,020 and recognized a gain of $2,024. As of December 31, 2012, the Group held 8.04% equity interest in investee E. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011 and 2012.
[2]	In August 2012, the Group invested in Investee F and Investee G to purchase their 3.33% and 10% preferred shares for purchase price of $1,500 and $1,575, respectively. The Group used the cost method of accounting to record these investments since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2012.
[3]	In August 2011, the Group entered into an agreement to purchase 1.7% share limited partnership interest in the Investee H and admission as a Limited Partner for an aggregate amount of capital commitment of $3,000. The payments shall be executed in persuade of the capital call made by the General Partner. As of December 2012, the Group has paid $1,379. Investee H is an entrepreneurial incubator which focuses on IT start-ups. The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011 and 2012.